As filed with the Securities and Exchange Commission on December 1, 2003
                                     Investment Company Act file number 811-4179

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                              Cortland Trust, Inc.
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
          (Address of principal executive offices) (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200


Date of fiscal year end: March 31st

Date of reporting period: September 30, 2003

Item 1: Report to Stockholders
--------------------------------------------------------------------------------

CORTLAND                                                      600 Fifth Avenue
TRUST, INC.                                                   New York, NY 10020
                                                              (212)830-5200
================================================================================

Dear Shareholder:

We are pleased to present the semi-annual report of Cortland Trust, Inc. for the period April 1, 2003 through September 30, 2003.

The Cortland General Money Market Fund had 75,389 shareholder accounts and net assets of $3,672,088,042 as of September 30, 2003.

As of September 30, 2003, the U.S. Government Fund had 7,285 shareholder accounts and net assets of $256,632,863.

As of September 30, 2003, the Municipal Money Market Fund had 3,513 shareholder accounts and net assets of $189,663,405.

We thank you for your support of Cortland Trust, Inc., and look forward to continuing to serve your cash management needs.

Sincerely,

\s\Steven W. Duff


Steven W. Duff
President

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS
SEPTEMBER 30, 2003
(UNAUDITIED)
================================================================================

     Face                                                                  Maturity                        Value
    Amount                                                                  Date            Yield         (Note 1)
    ------                                                                  ----            -----          ------
Commercial Paper (20.78%)
------------------------------------------------------------------------------------------------------------------------------------
$  40,000,000  ANZ Delaware                                               10/02/03          1.03%    $   39,998,855
   20,000,000  General Electric Capital Corporation                       11/19/03          1.21         19,967,333
   40,000,000  Greyhawk Funding                                           01/15/04          1.09         39,871,622
   50,000,000  HBOS Treasury Services                                     11/18/03          1.07         49,928,667
  100,000,000  HBOS Treasury Services                                     12/22/03          1.07         99,757,417
   58,000,000  Long Lane Master Trust IV - Series A (a)                   10/06/03          1.08         57,991,300
   20,000,000  Long Lane Master Trust IV - Series A (a)                   10/20/03          1.07         19,988,706
   13,533,000  Market Street Funding                                      10/16/03          1.07         13,526,966
   18,617,000  Market Street Funding                                      10/20/03          1.07         18,606,487
   25,072,000  Old Slip Funding Corp.                                     11/20/03          1.07         25,034,740
   62,000,000  Sigma Finance Corporation                                  10/24/03          1.07         61,957,616
   22,000,000  Sigma Finance Corporation                                  11/24/03          1.14         21,962,380
   45,000,000  Societe Generale North America                             11/14/03          1.13         44,937,850
   75,000,000  Societe Generale North America                             11/21/03          1.14         74,878,875
   20,000,000  Societe Generale North America                             03/22/04          1.03         19,901,967
   35,000,000  Special Purpose Accounts Receivable                        10/10/03          1.07         34,990,637
   20,000,000  Special Purpose Accounts Receivable                        10/17/03          1.05         19,990,667
   30,000,000  Special Purpose Accounts Receivable                        10/24/03          1.07         29,979,492
   25,000,000  Special Purpose Accounts Receivable                        10/28/03          1.08         24,979,750
   44,834,000  Yorktown Capital, LLC                                      11/17/03          1.09         44,770,491
-------------                                                                                        --------------
  764,056,000  Total Commercial Paper                                                                   763,021,818
-------------                                                                                        --------------
Domestic Certificates of Deposit (1.50%)
------------------------------------------------------------------------------------------------------------------------------------
$  25,000,000  Harris Trust & Savings Bank                                03/01/04          1.33%    $   24,999,482
   30,000,000  Wells Fargo Bank                                           10/10/03          1.06         30,000,000
-------------                                                                                        --------------
   55,000,000  Total Domestic Certificates of Deposit                                                    54,999,482
-------------                                                                                        --------------
Eurodollar Certificates of Deposit (2.72%)
------------------------------------------------------------------------------------------------------------------------------------
$  50,000,000  Credit Agricole Indosuez                                   04/05/04          1.19%    $   50,002,566
   50,000,000  Deutsche Bank, A.G.                                        11/10/03          1.12         50,003,254
-------------                                                                                        --------------
  100,000,000  Total Eurodollar Certificates of Deposit                                                 100,005,820
-------------                                                                                        --------------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
================================================================================

     Face                                                                               Maturity                         Value
    Amount                                                                                Date            Yield         (Note 1)
    ------                                                                                ----            -----          ------
Floating Rate Securities (21.86%)
------------------------------------------------------------------------------------------------------------------------------------
$  50,000,000  Abbey National Bank PLC (b)                                              02/17/04          1.04%    $   50,000,000
   50,000,000  Abbey National Bank PLC (c)                                              03/08/04          1.30         49,997,840
  100,000,000  ABN AMRO Bank, N.A. (d)                                                  01/13/04          1.05        100,000,000
   16,240,000  CFM International, Inc. Guaranteed Notes - Series 1999A (e)
               LOC General Electric Company                                             01/01/10          1.17         16,240,000
   25,000,000  Chase USA (f)                                                            07/07/04          1.08         25,000,000
   40,000,000  COS-MAR Company (GE Petrochemical) (g)                                   06/25/04          1.14         40,000,000
   50,000,000  Credit Agricole (h)                                                      01/16/04          1.30         49,999,633
  100,000,000  Credit Agricole (c)                                                      02/18/04          1.04        100,000,000
   10,000,000  Equitable Life Assurance Society with J.P. Morgan Chase (i)              03/22/04          1.16         10,000,000
   10,000,000  Federal National Mortgage Association (j)                                01/20/04          1.04          9,998,062
   40,000,000  Florida Power & Light Group with J.P. Morgan Chase (k)                   10/06/03          1.17         40,000,000
    5,000,000  Florida Power & Light Group with J.P. Morgan Chase (k)                   10/20/03          1.20          5,000,000
  100,000,000  Florida Power & Light Group with J.P. Morgan Chase (k)                   10/27/03          1.20        100,000,000
   15,000,000  General Electric Capital Corporation Extendible Monthly Securities (j)   10/15/04          1.15         15,000,000
   30,000,000  Rabobank Nederland (b)                                                   01/22/04          1.04         30,000,000
   58,500,000  Royal Bank of Canada (d)                                                 01/28/04          1.04         58,500,000
   38,000,000  The Goldman Sachs Group, L.P. (l)                                        10/12/04          1.36         38,000,000
   50,000,000  Toronto Dominion Bank (c)                                                02/02/04          1.04         50,000,000
   15,000,000  Verizon Global Funding (m)                                               10/15/03          1.23         15,000,000
-------------                                                                                                      --------------
  802,740,000  Total Floating Rate Securities                                                                         802,735,535
-------------                                                                                                      --------------
Foreign Commercial Paper (6.80%)
------------------------------------------------------------------------------------------------------------------------------------
$  25,000,000  Alliance & Leicester PLC                                                 01/07/04          1.04%    $   24,929,563
   50,000,000  Banco Bilbao Vizcaya Argentaria S.A.                                     10/14/03          1.05         49,981,132
   25,000,000  Banco Bilbao Vizcaya Argentaria S.A.                                     10/22/03          1.06         24,984,542
   50,000,000  Banco Bilbao Vizcaya Argentaria S.A.                                     10/28/03          1.04         49,961,000
    5,000,000  Banco Bilbao Vizcaya Argentaria S.A.                                     12/18/03          1.10          4,988,137
   30,000,000  Banco Bilbao Vizcaya Argentaria S.A.                                     01/15/04          1.12         29,901,067
   25,000,000  Banco Bilbao Vizcaya Argentaria S.A.                                     02/18/04          1.14         24,889,167
   40,000,000  National Bank of New Zealand                                             10/02/03          1.04         39,998,844
-------------                                                                                                      --------------
  250,000,000  Total Foreign Commercial Paper                                                                         249,633,452
-------------                                                                                                      --------------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 2003
(UNAUDITIED)
================================================================================

     Face                                                                               Maturity                         Value
    Amount                                                                                Date            Yield         (Note 1)
    ------                                                                                ----            -----          ------
Letter of Credit Commercial Paper (8.58%)
------------------------------------------------------------------------------------------------------------------------------------
$  35,000,000  Banco Bradesco S.A.
               LOC Banco Santander                                                      11/13/03          1.10%    $   34,954,014
   25,000,000  Banco Bradesco S.A.
               LOC Banco Santander                                                      06/14/04          1.20         24,785,833
   65,000,000  Banco Cuscatlan, S.A.
               LOC ING Bank NV                                                          04/05/04          1.08         64,635,350
   82,465,000  Banco Rio de La Plata S.A.
               LOC Banco Santander                                                      03/17/04          0.97         82,091,709
    7,465,000  Banco Rio de La Plata S.A.
               LOC Banco Santander                                                      03/18/04          0.97          7,431,007
    2,180,000  Banco Rio de La Plata S.A.
               LOC Banco Santander                                                      03/19/04          0.97          2,170,014
   25,000,000  Central American Bank for Economic Development
               LOC Barclays Bank PLC                                                    11/10/03          1.31         24,963,889
   25,000,000  Grupo Transportacion Ferraviaria Mexicana S.A. de CV - Series A
               LOC Standard Chartered Bank                                              10/15/03          1.07         24,989,597
   15,428,000  Louis Dreyfus Corporation
               LOC Barclays Bank PLC                                                    10/08/03          1.07         15,424,790
   33,500,000  Louis Dreyfus Corporation
               LOC Barclays Bank PLC                                                    10/17/03          1.05         33,484,278
-------------                                                                                                      --------------
  316,038,000  Total Letter of Credit Commercial Paper                                                                314,930,481
-------------                                                                                                      --------------
Master Notes and Promissory Notes (2.72%)
------------------------------------------------------------------------------------------------------------------------------------
$  25,000,000  The Goldman Sachs Group L.P.                                             11/06/03          1.24%    $   25,000,000
   50,000,000  The Goldman Sachs Group L.P.                                             11/26/03          1.23         50,000,000
   25,000,000  The Goldman Sachs Group L.P.                                             02/12/04          1.21         25,000,000
-------------                                                                                                      --------------
  100,000,000  Total Master Notes and Promissory Notes                                                                100,000,000
-------------                                                                                                      --------------
Other Notes (2.17%)
------------------------------------------------------------------------------------------------------------------------------------
$   3,270,000  Appleton Area School District, WI (Calumet, Outamagie, Winnebago)        01/09/04          1.70%    $    3,270,000
    9,890,000  Michigan Public Educational Facility Revenue Notes - Series 2003
               LOC Fifth Third Bank                                                     09/01/04          1.40          9,890,000
   50,000,000  State of Mississippi Taxable GO (Mississippi Major Economic Impact)      12/01/03          1.62         50,000,352
    6,400,000  Texas PFA Unemployment Compensation Series - C-3                         02/04/04          1.15          6,400,000
   10,000,000  Texas PFA Unemployment Compensation Series - D-2                         03/10/04          1.15         10,000,000
-------------                                                                                                      --------------
   79,560,000  Total Other Notes                                                                                       79,560,352
-------------                                                                                                      --------------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
================================================================================

     Face                                                                               Maturity                         Value
    Amount                                                                                Date            Yield         (Note 1)
    ------                                                                                ----            -----          ------
Repurchase Agreements (1.09%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 10,000,000  Bank of America, Repurchase proceeds at maturity $10,000,286
               (Collateralized by $10,214,047, GNMA, 5.000%, due 08/15/33,
               value $10,159,062)                                                       10/01/03          1.03%    $   10,000,000
   30,000,000  UBS Paine Webber, Repurchase proceeds at maturity $30,000,867
               (Collateralized by $26,515,000, GNMA, 4.000% to 7.250%, due 01/15/10
               to 03/15/31, value $30,602,889)                                          10/01/03          1.04         30,000,000
-------------                                                                                                      --------------
   40,000,000  Total Repurchase Agreements                                                                             40,000,000
-------------                                                                                                      --------------
Time Deposits (2.18%)
------------------------------------------------------------------------------------------------------------------------------------
$  50,000,000  BNP Paribas                                                              10/01/03          1.16%    $   50,000,000
   30,000,000  BNP Paribas                                                              10/01/03          1.08         30,000,000
-------------                                                                                                      --------------
   80,000,000  Total Time Deposits                                                                                     80,000,000
-------------                                                                                                      --------------
U.S. Government Agency Discount Notes (5.39%)
------------------------------------------------------------------------------------------------------------------------------------
$  45,000,000  Federal Home Loan Bank                                                   11/14/03          1.25%    $   44,931,433
   25,000,000  Federal Home Loan Mortgage Corporation                                   11/20/03          1.08         24,962,500
   20,146,000  Federal Home Loan Mortgage Corporation                                   01/29/04          1.32         20,058,701
   30,000,000  Federal Home Loan Mortgage Corporation                                   03/25/04          1.18         29,829,867
   48,813,000  Federal Home Loan Mortgage Corporation                                   08/12/04          1.38         48,248,967
   30,000,000  Federal National Mortgage Association                                    02/06/04          1.10         29,883,733
-------------                                                                                                      --------------
  198,959,000  Total U.S. Government Agency Discount Notes                                                            197,915,201
-------------                                                                                                      --------------
U.S. Government Agency Medium Term Note (0.53%)
------------------------------------------------------------------------------------------------------------------------------------
$  19,150,000  Student Loan Marketing Association                                       04/23/04          1.22%    $   19,524,823
-------------                                                                                                      --------------
   19,150,000  Total U.S. Government Agency Medium Term Note                                                           19,524,823
-------------                                                                                                      --------------
Variable Rate Demand Instruments (n) (15.10%)
------------------------------------------------------------------------------------------------------------------------------------
$   2,125,000  361 Summit Blvd., LLC - Series 2003
               LOC First Commercial Bank                                                05/01/28          1.17%    $    2,125,000
    2,200,000  2150 Investment Company - Series 1997
               LOC Fifth Third Bank                                                     02/01/17          1.15          2,200,000
    6,800,000  Adelanto, CA Public Utility
               LOC California State Teachers Retirement System                          11/01/34          1.20          6,800,000
    5,525,000  Albany Dougherty, GA Payroll IDA (Flint River Service, Inc. Project - B)
               LOC Columbus Bank & Trust Company                                        05/01/17          1.37          5,525,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 2003
(UNAUDITIED)
================================================================================

     Face                                                                               Maturity                         Value
    Amount                                                                                Date            Yield         (Note 1)
    ------                                                                                ----            -----          ------
Variable Rate Demand Instruments (n) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$     780,000  Alpine Capital Investment, LLC
               LOC First of America                                                     09/15/27          1.35%    $      780,000
    1,015,000  Andrews Laser Works Corporation
               LOC Firstar Bank                                                         05/01/08          1.26          1,015,000
    2,100,000  Angelina & Neches River, TX IDRB (Solid Waste) - Series 1984C
               LOC Bank of America                                                      05/01/14          1.20          2,100,000
    2,415,000  Atlantic Tool & Die Company
               LOC Key Bank, N.A.                                                       12/01/11          1.17          2,415,000
    2,500,000  Atlantic Tool & Die Company - Series 2002
               LOC Key Bank, N.A.                                                       03/01/17          1.17          2,500,000
    2,000,000  Barnes & Thornburg
               LOC Fifth Third Bank                                                     07/01/08          1.15          2,000,000
    8,735,000  BB Auto Land of Roswell, LLC - Series 2003A
               LOC Bank of North Georgia                                                05/01/23          1.25          8,735,000
    2,910,000  BBC, LLC
               LOC Columbus Bank & Trust Company                                        11/01/20          1.12          2,910,000
    1,315,000  Berkeley Square Retirement Center - Series 1998
               LOC Fifth Third Bank                                                     02/01/13          1.21          1,315,000
    2,000,000  Budd Office Building Associate (Partnership Project) - Series 1997
               LOC Comerica Bank                                                        10/01/47          1.17          2,000,000
    3,500,000  Burke County, GA Development Authority IDRB
               (Lichtenberg Holdings II, LLC)
               LOC J.P. Morgan Chase                                                    01/01/13          1.15          3,500,000
    5,640,000  Carmichael Imaging, LLC - Series 2002
               LOC Regions Bank                                                         11/01/10          1.15          5,640,000
    6,100,000  CEGW, Inc.
               LOC PNC Bank, N.A.                                                       03/31/09          1.20          6,100,000
    2,170,000  Central Michigan Inns, LLC
               LOC Michigan National Bank                                               04/01/30          1.30          2,170,000
    4,400,000  Cheney Brothers, Inc.
               LOC First Union National Bank of North Carolina                          12/01/16          1.19          4,400,000
    3,100,000  Cinnamon Properties, Inc.
               LOC Firstar Bank                                                         04/01/20          1.18          3,100,000
    7,000,000  City & County of Denver, CO COPS - Series C
               LOC J.P. Morgan Chase                                                    12/01/22          1.11          7,000,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
================================================================================

     Face                                                                               Maturity                         Value
    Amount                                                                                Date            Yield         (Note 1)
    ------                                                                                ----            -----          ------
Variable Rate Demand Instrument (n) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  15,750,000  City & County of San Francisco Redevelopment Agency Taxable MHRB
               LOC Bayerische Hypovereinsbank, A.G.                                     07/01/34          1.20%    $   15,750,000
    2,000,000  City of Portland, OR EDRB (Broadway Project) - Series 2003B
               Insured by AMBAC Indemnity Corp.                                         04/01/11          1.12          2,000,000
    6,750,000  Columbus, GA Development Authority RB (Four J.S. Family, LLP Project)
               LOC Columbus Bank & Trust Company                                        09/01/20          1.17          6,750,000
   13,270,000  Columbus, GA Development Authority RB
               (Four J.S. Family, LLP Project) - Series 2002
               LOC Columbus Bank & Trust Company                                        12/01/22          1.15         13,270,000
   10,520,000  Columbus, GA Development Authority RB
               (Westdeutsche Landesbank, LLC Inverness II Project) - Series 2001
               LOC Columbus Bank & Trust Company                                        12/01/21          1.20         10,520,000
    3,400,000  Columbus, GA RB (Rivertown Pediatric Project)
               LOC Columbus Bank & Trust Company                                        05/01/23          1.17          3,400,000
    5,920,000  Concrete Company - Series 1998
               LOC Columbus Bank & Trust Company                                        07/01/48          1.15          5,920,000
    1,625,000  Consolidated Equities, LLC - Series 1995
               LOC Old Kent Bank & Trust Co.                                            12/01/25          1.35          1,625,000
      510,000  Conveyors, Inc. Real Estate Company - Series 1998
               LOC Firstar Bank                                                         03/01/18          1.26            510,000
   17,186,000  Cookeville Capital Corporation
               LOC Amsouth Bank, N.A.                                                   07/01/23          1.22         17,186,000
    8,000,000  Country Club of the South - Series 2002
               LOC Bank of North Georgia                                                12/01/27          1.22          8,000,000
    2,375,000  Devin F. & Janis L. McCarthy - Series 1997
               LOC Firstar Bank                                                         07/01/17          1.18          2,375,000
   12,850,000  D.G.Y. Real Estate LP - Series 2000A
               LOC PNC Bank, N.A.                                                       05/01/20          1.20         12,850,000
    6,960,000  Drury Inns, Inc.
               LOC First Commerical Bank                                                03/01/20          1.24          6,960,000
    5,945,000  Eagle Landing IV, Ltd.
               LOC Regions Bank                                                         09/01/26          1.12          5,945,000
    4,920,000  Eckert Seamans Cherin & Mellot, LLC - Series 2000
               LOC PNC Bank, N.A.                                                       01/01/15          1.17          4,920,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 2003
(UNAUDITIED)
================================================================================

     Face                                                                               Maturity                         Value
    Amount                                                                                Date            Yield         (Note 1)
    ------                                                                                ----            -----          ------
Variable Rate Demand Instrument (n) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$     600,000  Elsmere, KY Industrial Building RB
               (Mazak Corporation) - Series 1998
               LOC Fifth Third Bank                                                     09/01/04          1.21%    $      600,000
      900,000  Family Sports & Lifestyle RB
               LOC Fifth Third Bank                                                     09/01/22          1.15            900,000
      940,000  Follow Thru Land and Development, LLC - Series 1998
               LOC Key Bank, N.A.                                                       11/01/13          1.17            940,000
      275,000  G&J Land Management
               LOC Fifth Third Bank                                                     12/01/17          1.21            275,000
    1,400,000  G&J Properties
               LOC Fifth Third Bank                                                     09/01/23          1.15          1,400,000
    4,515,000  Garden City Hospital Osteopathic - Series 1997
               LOC National City Bank of Michigan/Illinois                              10/01/17          1.17          4,515,000
    1,700,000  Goson Project - Series 1997
               LOC First Merit Bank                                                     11/01/17          1.20          1,700,000
    1,655,000  Great Expectations Ltd. (Bass Chevrolet) - Series 1996
               LOC Fifth Third Bank                                                     07/01/17          1.21          1,655,000
    1,735,000  HCH, LLC - Series 2000
               LOC Key Bank, N.A.                                                       08/01/15          1.17          1,735,000
    2,570,000  Henderson, OH Regional Authority
               LOC Fifth Third Bank                                                     07/01/23          1.15          2,570,000
    1,205,000  Hope Realty, Ltd. & Harmony Realty (Kurtz Bros., Inc.)
               LOC Key Bank, N.A                                                        08/01/15          1.17          1,205,000
    2,335,000  Hopkins Waterhouse LLC Project
               LOC National City Bank of Michigan/Illinois                              06/01/20          1.20          2,335,000
    3,000,000  Hornell, NY IDA (Alstom Transportation Project)
               LOC Key Bank, N.A.                                                       11/01/21          1.17          3,000,000
    3,250,000  Hudson Toyota and Hyundai Realty
               LOC Fifth Third Bank                                                     04/01/23          1.15          3,250,000
    1,575,000  ILH, LLC- Series 2003
               LOC Fifth Third Bank                                                     04/01/28          1.15          1,575,000
    1,700,000  Illinois Development Finance Authority RB
               (YMCA Metropolitan Chicago Project) - Series B
               LOC Harris Trust & Savings Bank                                          06/01/29          1.22          1,700,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
================================================================================

     Face                                                                               Maturity                         Value
    Amount                                                                                Date            Yield         (Note 1)
    ------                                                                                ----            -----          ------
Variable Rate Demand Instruments (n) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   1,135,000  Jake Sweeney Automotive, Inc.
               LOC Firstar Bank                                                         04/01/10          1.18%    $    1,135,000
    1,905,000  JDV, LLC
               LOC Michigan National Bank                                               07/01/27          1.35          1,905,000
    4,465,000  KBL Capital Fund, Inc.
               LOC National City Bank of Michigan/Illinois                              05/01/27          1.17          4,465,000
      850,000  KBL Capital Fund, Inc. (BH Reality Limited Partnership)
               LOC Old Kent Bank & Trust Co.                                            05/01/21          1.25            850,000
    4,280,000  KBL Capital Fund, Inc. - Series 1995A
               LOC Old Kent Bank & Trust Co.                                            07/01/05          1.25          4,280,000
    2,720,000  Kingston Healthcare Company - Series 1997A
               LOC Fifth Third Bank                                                     11/01/17          1.15          2,720,000
    2,075,000  Kingston Healthcare Company - Series 1998A
               LOC Fifth Third Bank                                                     03/01/18          1.15          2,075,000
    1,455,000  Kissel Holdings, Inc. - Series 2000
               LOC Firstar Bank                                                         12/01/20          1.26          1,455,000
    1,590,000  Kit Carson County, CO Agricultural Development RB
               (Midwest Farms, LLC) - Series 1997
               LOC Wells Fargo Bank, N.A.                                               06/01/27          1.10          1,590,000
    4,655,000  Kool Capital, LLC
               LOC Michigan National Bank                                               04/01/29          1.24          4,655,000
    4,840,000  Kwik Park Corporation - Series 1999A
               LOC PNC Bank, N.A.                                                       09/01/19          1.20          4,840,000
    2,500,000  L3 Corporation - Series 2002
               LOC Fifth Third Bank                                                     11/01/17          1.15          2,500,000
   10,635,000  Laminations, Inc. & Santana Products - Series 1999
               LOC PNC Bank, N.A.                                                       08/31/15          1.20         10,635,000
    7,090,000  Laurel County, KY Industrial Building RB
               (Consolidated Biscuit Company Project)
               LOC Fifth Third Bank                                                     03/01/15          1.20          7,090,000
   13,325,000  Lexington Financial Services Health Care RB - Series 2001
               LOC LaSalle National Bank                                                02/01/26          1.22         13,325,000
    3,665,000  Lock Inns, Inc.
               LOC Bank of North Georgia                                                02/01/23          1.24          3,665,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 2003
(UNAUDITIED)
================================================================================

     Face                                                                               Maturity                         Value
    Amount                                                                                Date            Yield         (Note 1)
    ------                                                                                ----            -----          ------
Variable Rate Demand Instruments (n) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   1,905,000  Lockland Development Company Ltd. - Series 2000
               LOC US Bank, N.A.                                                        07/01/20          1.26%    $    1,905,000
      585,000  LRC - B Wadsworth Investors, Ltd.
               LOC Firstar Bank                                                         09/01/17          1.36            585,000
      320,000  Lucas County, OH EDRB
               (IPC Graphics Inc. Project) - Series 1997
               LOC Fifth Third Bank                                                     09/01/04          1.26            320,000
    8,480,000  Madison, WI Community Development Authority RB
               (Block 89 Project) - Series 1996A                                        01/01/19          1.30          8,480,000
    6,595,000  Madison, WI Community Development Authority RB
               (Block 89 Project) - Series 2000                                         07/01/20          1.30          6,595,000
      500,000  Maximum Principal Amount
               (Buckeye Corrugated, Inc. Project)
               LOC National City Bank of Michigan/Illinois                              01/01/05          1.20            500,000
    3,250,000  Maximum Principle Amount
               (Hanover Project) - Series 1997
               LOC National City Bank of Michigan/Illinois                              12/01/07          1.20          3,250,000
    3,325,000  Maximum Principle Amount Limited Partnership
               (Riverview Medical Office Building)
               LOC National City Bank of Michigan/Illinois                              11/01/17          1.20          3,325,000
    1,575,000  Miami River Stone Company
               LOC Firstar Bank                                                         08/01/09          1.26          1,575,000
    2,440,000  Michigan HEFA (Hope College) - Series 1996M
               LOC Old Kent Bank & Trust Co.                                            10/01/16          1.35          2,440,000
      950,000  Milwaukee, WI
               (Historic Third Ward Parking Project)
               LOC Northern Trust Bank                                                  09/01/28          1.35            950,000
    3,710,000  Mississippi Business Finance Corporation IDRB
               (Howard Industries, Inc.) - Series 1995
               LOC Bank One                                                             06/01/10          1.15          3,710,000
    7,225,000  Mississippi Business Finance Corporation IDRB
               (Lextron-Visteon Leasing Project)
               LOC Fifth Third Bank                                                     12/01/27          1.15          7,225,000
    6,625,000  Mississippi Business Finance Corporation IDRB
               (TTW Farm Products Inc.)
               LOC Amsouth Bank, N.A.                                                   11/01/11          1.15          6,625,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
================================================================================

     Face                                                                               Maturity                         Value
    Amount                                                                                Date            Yield         (Note 1)
    ------                                                                                ----            -----          ------
Variable Rate Demand Instruments (n) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   6,895,000  Mobile, AL Medical Clinic Board RB
               (Springhill Medical Complex) - Series 1996B
               LOC Amsouth Bank, N.A.                                                   09/01/11          1.15%    $    6,895,000
      975,000  Montgomery, AL IDB (The Jobs Company, LLC Project) - Series 1996C
               LOC Columbus Bank & Trust Company                                        07/01/16          1.12            975,000
    1,100,000  Moose River Lumber Company, Inc.- Series 1997
               LOC Key Bank, N.A.                                                       08/01/05          1.17          1,100,000
    1,320,000  Mount Carmel West Medical Office Building Limited Partnership
               LOC National City Bank of Michigan/Illinois                              08/01/19          1.20          1,320,000
    2,000,000  Mrs. K.C. Jordan & Associates
               LOC Fifth Third Bank                                                     04/01/23          1.15          2,000,000
    3,085,000  New Federal Cold Storage, Inc. Project
               LOC National City Bank of Michigan/Illinois                              08/01/11          1.20          3,085,000
    2,000,000  New Lexington Clinic, P.S.C
               LOC Fifth Third Bank                                                     05/01/18          1.15          2,000,000
    3,200,000  New York State HFA RB (345 East 94th Street)
               Guaranteed by Federal Home Loan Mortgage Corporation                     11/01/31          1.10          3,200,000
    3,130,000  NPI Capital, LLC
               LOC Michigan National Bank                                               07/01/29          1.35          3,130,000
   12,290,000  Nugent Sand Company - Series 1999
               LOC National City Bank of Michigan/Illinois                              11/01/11          1.20         12,290,000
    2,395,000  Oakland Ortho Realty Association
               LOC PNC Bank, N.A.                                                       09/01/09          1.17          2,395,000
    1,799,000  Olszeski Properties, Inc. - Series 1996
               LOC Key Bank, N.A.                                                       09/01/16          1.17          1,799,000
    1,120,000  Oswego County, NY IDA Civic Facilities
               (OH Properities, Inc. Project - B)
               LOC Manufacturers & Traders Bank & Trust Co.                             06/01/24          1.37          1,120,000
    2,670,000  Parisi Investment, LP & Supply Co. - Series 1998
               LOC US Bank, N.A.                                                        05/01/18          1.18          2,670,000
    3,825,000  Peachtree Crest Professional Offices - Series 2003
               LOC Bank of North Georgia                                                03/01/23          1.22          3,825,000
    2,870,000  Pomeroy Investments, LLC - Series 1997
               LOC Firstar Bank                                                         05/01/17          1.18          2,870,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 2003
(UNAUDITIED)
================================================================================

     Face                                                                               Maturity                         Value
    Amount                                                                                Date            Yield         (Note 1)
    ------                                                                                ----            -----          ------
Variable Rate Demand Instruments (n) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   1,725,000  RK Capital, LLC
               LOC Michigan National Bank                                               12/01/28          1.35%    $    1,725,000
    1,875,000  R.M.D Corporation
               LOC Fifth Third Bank                                                     06/01/13          1.15          1,875,000
    3,775,000  Robert C. Fox Jr. (Fox Racing Shoe Project) - Series A
               LOC Comerica Bank                                                        06/01/33          1.30          3,775,000
    5,300,000  Rogers Bridge Road & So. Property, LLC - Series 2002
               LOC Bank of North Georgia                                                01/01/23          1.27          5,300,000
    2,280,000  Rumpf Development, Ltd.
               LOC Key Bank, N.A.                                                       08/01/17          1.17          2,280,000
      900,000  S & L Plastic Inc.
               LOC Fleet Bank                                                           07/01/08          1.17            900,000
    1,190,000  S&S Partnership (Model Graphics) - Series 1999
               LOC Firstar Bank                                                         09/01/19          1.26          1,190,000
    1,000,000  Salt Lake City, UT PCRB
               (British Petroleum Service Station Holdings Project) - Series B          08/01/07          1.22          1,000,000
    3,020,000  Savoy Properties, Ltd.
               LOC Key Bank, N.A.                                                       08/01/20          1.17          3,020,000
    4,600,000  Schenectady County, NY IDA (MVP Garage Project) - Series 2000A
               LOC Fleet Bank                                                           11/01/10          1.15          4,600,000
    1,205,000  Scovil Hanna Corporation - Series 1997
               LOC Key Bank, N.A.                                                       12/01/12          1.17          1,205,000
    4,880,000  Security Self-Storage, Inc.
               LOC Bank One                                                             02/01/19          1.16          4,880,000
    3,330,000  Servaas, Inc. - Series 2003
               LOC Fifth Third Bank                                                     03/01/13          1.15          3,330,000
    4,005,000  Shepperd Capital, LLC
               LOC First of America                                                     09/15/47          1.24          4,005,000
    3,745,000  Shepperd Capital, LLC
               LOC Old Kent Bank & Trust Co.                                            03/15/49          1.24          3,745,000
    3,440,000  Smugglers Notch Management Company/Investment Company
               LOC Key Bank, N.A.                                                       09/01/15          1.17          3,440,000
    7,600,000  Southeast Alabama Gas District RB (Lateral Project)
               Insured by AMBAC Indemnity Corp.                                         06/01/25          1.15          7,600,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
================================================================================

     Face                                                                               Maturity                         Value
    Amount                                                                                Date            Yield         (Note 1)
    ------                                                                                ----            -----          ------
Variable Rate Demand Instruments (n) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   9,700,000  Southwestern Ohio Steel, Inc.
               LOC Firstar Bank                                                         04/01/08          1.16%    $    9,700,000
    1,530,000  Stallard-Schrier Corporation
               LOC Fifth Third Bank                                                     09/01/16          1.21          1,530,000
    1,200,000  State Crest Ltd. - Series 2000
               LOC Fifth Third Bank                                                     06/01/23          1.15          1,200,000
    1,000,000  State of Texas (Veterans' Hospital) - Series A-2                         12/01/29          1.07          1,000,000
    5,450,000  Stonegate Partners I, LLC (Stonegate Partners Project) - Series 2002
               LOC US Bank, N.A.                                                        06/01/34          1.20          5,450,000
    2,500,000  Tampa Bay, FL (Elders Land Development)
               LOC Fifth Third Bank                                                     09/01/23          1.15          2,500,000
    3,000,000  Tant Real Estate, LLC - Series 2003
               LOC Columbus Bank & Trust Company                                        03/01/23          1.15          3,000,000
    1,525,000  T.D. Management Ltd. - Series 1996
               LOC Fifth Third Bank                                                     01/01/11          1.21          1,525,000
    9,240,000  Thayer Properties II, LLC
               LOC Columbus Bank & Trust Company                                        09/01/21          1.25          9,240,000
    7,220,000  The Shoppes at Edgewater - Series 2003
               LOC Amsouth Bank, N.A.                                                   01/01/23          1.15          7,220,000
    7,515,000  Three Reading LP
               Guaranteed by Federal Home Loan Bank                                     06/01/24          1.19          7,515,000
      880,000  Town of Greendale, IN EDA RB - Series 1993B
               LOC National City Bank of Michigan/Illinois                              12/01/05          1.20            880,000
    3,195,000   Town of Islip, NY IDA (Brentwood Real Estate, LLC)
               LOC ABN AMRO Bank, N.A.                                                  11/01/20          1.22          3,195,000
      985,000  Tripplet Corporation
               LOC Fifth Third Bank                                                     03/01/08          1.26            985,000
    2,230,000  Trotman Bay Minette, Inc.
               LOC Columbus Bank & Trust Company                                        01/01/21          1.12          2,230,000
    4,000,000  Valdez, AK Marine Terminal
               (British Petroleum Pipelines Inc. Project) - Series A                    06/01/37          1.20          4,000,000
      975,000  Vincent Enterprise & Partners - Series 2001
               LOC Key Bank, N.A.                                                       03/01/20          1.17            975,000
    1,965,000  Vista Funding Corporation - Series 1997A
               LOC Fifth Third Bank                                                     07/01/15          1.16          1,965,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 2003
(UNAUDITIED)
================================================================================

     Face                                                                               Maturity                         Value
    Amount                                                                                Date            Yield         (Note 1)
    ------                                                                                ----            -----          ------
Variable Rate Demand Instruments (n) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   1,900,000  VWS-McAdory Center, LLC - Series 2002
               LOC First Commercial Bank                                                08/01/28          1.25%    $    1,900,000
    1,150,000  Walt Sweeney Ford - Series 1996
               LOC Fifth Third Bank                                                     01/01/12          1.21          1,150,000
    1,195,000  Warrior Roofing Manufacturing, Inc.
               LOC Columbus Bank & Trust Company                                        09/01/26          1.25          1,195,000
    2,285,000  Washington State HFC (Marketplace Apt.)
               LOC Bank One                                                             07/01/29          1.13          2,285,000
    4,200,000  Watson's Dayton Properties, LLC - Series A
               LOC US Bank, N.A.                                                        07/01/18          1.16          4,200,000
    1,580,000  Weller Irrevocable Trust #2 - Series 1998
               LOC First Union National Bank of North Carolina                          09/01/13          1.15          1,580,000
    5,200,000  Wellington Green, LLC
               LOC Key Bank, N.A.                                                       04/01/29          1.17          5,200,000
    2,430,000  Westchester County, NY IDA RB
               (B.W.P. Distributors Inc.)
               LOC First Union National Bank of North Carolina                          10/01/28          1.19          2,430,000
      680,000  Westchester Presbyterian Church
               LOC Firstar Bank                                                         09/01/13          1.36            680,000
      710,000  William Thies & Son, Inc.
               LOC First Union National Bank of North Carolina                          03/01/07          1.14            710,000
    1,700,000  Wilmington Iron & Metal Company
               LOC Bank One                                                             08/01/14          1.16          1,700,000
    6,277,490  Wilmington Trust Company
               Guaranteed by General Electric Company                                   01/01/11          1.17          6,277,490
   10,625,000  Winder-Barrow Industrial Building Authority
               (The Concrete Company Project) - Series 2000
               LOC Columbus Bank & Trust Company                                        02/01/20          1.15         10,625,000
    1,575,000  Windsor Medical Center, Inc.
               LOC First Merit Bank                                                     12/03/18          1.20          1,575,000
    8,065,000  Zirbser Greenbriar Inc.
               Guaranteed by Federal Home Loan Bank                                     01/01/26          1.36          8,065,000
-------------                                                                                                      --------------
  554,562,490  Total Variable Rate Demand Instruments                                                                 554,562,490
-------------                                                                                                      --------------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
================================================================================

     Face                                                                               Maturity                         Value
    Amount                                                                                Date            Yield         (Note 1)
    ------                                                                                ----            -----          ------
Yankee Certificates of Deposit (8.71%)
------------------------------------------------------------------------------------------------------------------------------------
$  25,000,000  Abbey National PLC                                                       10/21/03          1.90%    $   25,000,136
   20,000,000  ABN AMRO Bank, N.A.                                                      11/17/03          1.37         20,000,000
   20,000,000  Svenska Handelsbanken                                                    10/15/03          1.07         20,000,000
   30,000,000  Toronto Dominion Bank                                                    11/12/03          1.51         30,000,000
   75,000,000  Toronto Dominion Bank                                                    11/25/03          1.59         75,000,000
   50,000,000  Toronto Dominion Bank                                                    03/17/04          1.22         49,997,692
   50,000,000  Union Bank of Switzerland                                                03/15/04          1.11         49,997,181
   50,000,000  Union Bank of Switzerland                                                03/17/04          1.13         49,997,705
-------------                                                                                                      --------------
  320,000,000  Total Yankee Certificates of Deposit                                                                   319,992,714
-------------                                                                                                      --------------
               Total Investments (100.13%) (Cost $3,676,882,168+)                                                   3,676,882,168
               Liabilities in excess of cash and other assets (-0.13%)                                             (    4,794,126)
                                                                                                                   --------------
               Net Assets (100.00%)                                                                                $3,672,088,042
                                                                                                                   ==============
               Net Asset Value, offering and redemption price per share:
               Cortland Shares,               1,436,599,655 shares outstanding (Note 3)                            $         1.00
                                                                                                                   ==============
               Short Term Fund General Shares,  134,375,762 shares outstanding (Note 3)                            $         1.00
                                                                                                                   ==============
               Liquidity Shares,              2,101,112,625 shares outstanding (Note 3)                            $         1.00
                                                                                                                   ==============

               +  Aggregate cost for federal income tax purposes is identical.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 2003
(UNAUDITIED)
================================================================================
FOOTNOTES:

(a)  Guaranteed by Fleet Bank Swap Agreement.

(b)  The interest rate changes daily based upon Prime minus 2.9575%.

(c)  The Interest rate changes daily based upon Prime minus 2.96%.

(d)  The Interest rate changes daily based upon Prime minus 2.95%.

(e) The Interest rate is adjusted weekly based upon average of prior week one month LIBOR; weekly put at par.

(f)  The  Interest  rate is  adjusted  monthly  based upon one month LIBOR minus
     0.04%.

(g)  The  Interest  rate is  adjusted  monthly  based upon one month  LIBOR plus
     0.02%.

(h)  The Interest rate changes daily based upon Prime minus 2.9525%.

(i)  The  Interest  rate is  adjusted  monthly  based upon one month  LIBOR plus
     0.04%.

(j) The interest rate is adjusted monthly based upon one month LIBOR minus 0.1325%.

(k)  The  interest  rate is  adjusted  monthly  based upon one month  LIBOR plus
     0.08%.

(l) The interest rate is adjusted quarterly based upon three month LIBOR plus 0.25%.

(m) The Interest rate is adjusted quarterly based upon three month LIBOR plus 0.06%.

(n) These securities have a 7 day put feature exercisable by the Fund at par value. Rate changes weekly.

KEY:
     COPS     =     Certificates of Participation                  IDA     =      Industrial Development Authority
     EDA      =     Economic Development Authority                 IDB     =      Industrial Development Bond
     EDRB     =     Economic Development Revenue Bond              IDRB    =      Industrial Development Revenue Bond
     GNMA     =     Government National Mortgage Association       LOC     =      Letter of Credit
     GO       =     General Obligation                             MHRB    =      Multi-Family Housing Revenue Bond
     HEFA     =     Health & Education Facilities Authority        PCRB    =      Pollution Control Revenue Bond
     HFA      =     Housing Finance Authority                      PFA     =      Public Finance Authority
     HFC      =     Housing Finance Commission                     RB      =      Revenue Bond

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
U.S. GOVERNMENT FUND
STATEMENT OF NET ASSETS
SEPTEMBER 30, 2003
(UNAUDITIED)
================================================================================


    Face                                                                                Maturity                        Value
   Amount                                                                                 Date        Yield           (Note 1)
   ------                                                                                 ----        -----            ------
Floating Rate Securities (5.85%)
------------------------------------------------------------------------------------------------------------------------------------
$  10,000,000  Federal Farm Credit Bank (a)                                             05/03/04      1.20%        $    9,998,831
    5,000,000  Federal National Mortgage Association (b)                                09/10/04      1.08              5,000,000
-------------                                                                                                      --------------
   15,000,000  Total Floating Rate Securities                                                                          14,998,831
-------------                                                                                                      --------------
Repurchase Agreement (23.38%)
------------------------------------------------------------------------------------------------------------------------------------
$  60,000,000  J.P. Morgan Securities, Inc., Repurchase proceeds at maturity $60,001,750
               (Collateralized by $56,006,000, FFCB, 5.800% to 6.75 %, due 03/19/09
               to 07/07/09, value $4,821,153; FHLB, 0.000% to 6.750%, due 10/29/03 to 02/15/12, value $20,938,883; FICO, 9.700%, due 04/05/19, value $1,844,955; FNMA, 0.000% to 6.210%, due 10/02/03 to 08/06/38,
               value $20,077,506; RFIN, 0.000% to 8.625%, due 01/15/15 to 01/15/21,
               value $5,457,515; TVBD, 6.000% to 7.125%, due 03/15/13 to 05/01/30,
               value $8,062,809)                                                        10/01/03      1.05%        $   60,000,000
-------------                                                                                                      --------------
   60,000,000  Total Repurchase Agreement                                                                              60,000,000
-------------                                                                                                      --------------
U.S. Government Agency Discount Notes (37.53%)
------------------------------------------------------------------------------------------------------------------------------------
$   6,000,000  Federal Home Loan Bank                                                   02/04/04      1.11%        $    5,976,690
    5,000,000  Federal Home Loan Mortgage Corporation                                   10/02/03      1.00              4,999,861
    1,000,000  Federal Home Loan Mortgage Corporation                                   10/07/03      1.04                999,827
    5,453,000  Federal Home Loan Mortgage Corporation                                   10/08/03      1.02              5,451,918
    3,000,000  Federal Home Loan Mortgage Corporation                                   10/09/03      1.04              2,999,307
    1,136,000  Federal Home Loan Mortgage Corporation                                   10/09/03      1.80              1,135,553
    5,800,000  Federal Home Loan Mortgage Corporation                                   10/29/03      1.05              5,795,286
    5,000,000  Federal Home Loan Mortgage Corporation                                   11/17/03      1.07              4,993,015
   20,000,000  Federal Home Loan Mortgage Corporation                                   11/18/03      1.03             19,972,533
    5,000,000  Federal Home Loan Mortgage Corporation                                   12/04/03      1.08              4,990,400
    1,010,000  Federal Home Loan Mortgage Corporation                                   12/05/03      1.13              1,007,948
    2,000,000  Federal Home Loan Mortgage Corporation                                   12/15/03      1.08              1,995,500
    8,000,000  Federal Home Loan Mortgage Corporation                                   12/31/03      1.40              7,972,093
    3,200,000  Federal Home Loan Mortgage Corporation                                   01/29/04      1.01              3,189,227
    2,011,000  Federal Home Loan Mortgage Corporation                                   01/30/04      1.14              2,003,362
    5,500,000  Federal Home Loan Mortgage Corporation                                   02/26/04      1.11              5,473,052

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
U.S. GOVERNMENT FUND
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 2003
(UNAUDITIED)
================================================================================


    Face                                                                                Maturity                        Value
   Amount                                                                                 Date        Yield           (Note 1)
   ------                                                                                 ----        -----            ------
U.S. Government Agency Discount Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   3,000,000  Federal Home Loan Mortgage Corporation                                   05/20/04      1.10%        $    2,978,927
    2,676,000  Federal Home Loan Mortgage Corporation                                   06/30/04      1.11              2,653,678
    5,000,000  Federal National Mortgage Association                                    10/22/03      1.11              4,996,763
    1,995,000  Federal National Mortgage Association                                    11/05/03      1.10              1,992,866
    1,775,000  Federal National Mortgage Association                                    03/05/04      1.23              1,765,655
    3,000,000  Federal National Mortgage Association                                    05/28/04      1.04              2,979,200
-------------                                                                                                      --------------
   96,556,000  Total U.S. Government Agency Discount Notes                                                             96,322,661
-------------                                                                                                      --------------
U.S. Government Agency Medium Term Notes (32.64%)
------------------------------------------------------------------------------------------------------------------------------------
$  10,000,000  Federal Farm Credit Bank                                                 10/01/03      1.07%        $   10,000,000
    5,000,000  Federal Home Loan Bank                                                   10/15/03      1.52              5,006,155
    2,000,000  Federal Home Loan Bank                                                   10/28/03      1.86              1,999,997
    1,000,000  Federal Home Loan Bank                                                   12/08/03      1.53              1,007,054
    5,000,000  Federal Home Loan Bank                                                   01/05/04      1.10              5,055,248
    3,320,000  Federal Home Loan Bank                                                   02/13/04      1.03              3,369,724
    1,350,000  Federal Home Loan Bank                                                   02/17/04      1.22              1,370,492
    1,000,000  Federal Home Loan Bank                                                   03/22/04      1.32              1,019,447
    5,000,000  Federal Home Loan Bank                                                   03/26/04      1.07              5,107,917
    1,000,000  Federal Home Loan Bank                                                   04/05/04      1.30              1,027,395
    3,000,000  Federal Home Loan Bank                                                   04/16/04      1.14              3,059,903
    5,000,000  Federal Home Loan Bank                                                   04/21/04      1.42              5,000,000
    2,730,000  Federal Home Loan Bank                                                   06/17/04      1.24              2,830,117
    4,274,000  Federal Home Loan Mortgage Corporation                                   11/15/03      1.20              4,299,919
   13,405,000  Federal Home Loan Mortgage Corporation                                   12/15/03      1.09             13,462,421
    2,250,000  Federal Home Loan Mortgage Corporation                                   05/15/04      1.18              2,302,526
    1,500,000  Federal National Mortgage Association                                    10/20/03      1.51              1,502,944
    4,252,000  Federal National Mortgage Association                                    11/14/03      1.00              4,270,561
    3,000,000  Federal National Mortgage Association                                    03/15/04      1.04              3,049,940
    5,000,000  Federal National Mortgage Association                                    08/30/04      1.45              4,993,149

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
================================================================================


    Face                                                                                Maturity                        Value
   Amount                                                                                 Date        Yield           (Note 1)
   ------                                                                                 ----        -----            ------
U.S. Government Agency Medium Term Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   2,000,000  Federal National Mortgage Association                                    09/24/04      1.50%        $    2,000,000
    2,000,000  Student Loan Marketing Association                                       04/23/04      1.21              2,039,146
-------------                                                                                                      --------------
   83,081,000  Total U.S. Government Agency Medium Term Notes                                                          83,774,055
-------------                                                                                                      --------------
               Total Investments (99.40%) (Cost $255,095,547+)                                                        255,095,547
               Cash and other assets, net of liabilities (0.60%)                                                        1,537,316
                                                                                                                   --------------
               Net Assets (100.00%)                                                                                $  256,632,863
                                                                                                                   ==============
               Net Asset Value, offering and redemption price per share:
               Cortland Shares, 186,981,254 shares outstanding (Note 3)                                            $         1.00
                                                                                                                   ==============
               Liquidity Shares, 69,605,221 shares outstanding (Note 3)                                            $         1.00
                                                                                                                   ==============

              +  Aggregate cost for federal income tax purpose is identical.


FOOTNOTES:

(a)      The interest rate changes monthly based on one month LIBOR minus 0.12%.
(b)      The interest rate changes quarterly based on three months LIBOR minus 0.06%.


KEY:
     FFCB     =     Federal Farm Credit Bank
     FHLB     =     Federal Home Loan Bank
     FICO     =     Financing Corporation Bond
     FNMA     =     Federal National Mortgage Association
     RFIN     =     Resolution Funding Corporation Strip Interest
     TVBD     =     Tennessee Valley Authority Bond

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF NET ASSETS
SEPTEMBER 30, 2003
(UNAUDITED)
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date      Yield     (Note 1)     Moody's  & Poor's
   ------                                                                         ----      -----      ------      -------  --------
Put Bonds (b) (12.25%)
------------------------------------------------------------------------------------------------------------------------------------
$   1,265,000  City of Dayton, KY Industrial Building RB
               (Radac Corp. Project) - Series 1994C (c)
               LOC Fifth Third Bank                                             10/01/03    1.40%  $   1,265,000
      745,000  Hancock County, OH EDRB (Cross County Inn) (c)
               LOC Bank One                                                     12/01/03    1.70         745,000
    6,500,000  Harford County, MD (A.O. Smith) (c)
               LOC Comerica Bank                                                03/01/04    1.25       6,500,000
      635,000  Lucas County, OH EDRB (Cross County Inn) (c)
               LOC Bank One                                                     12/01/03    1.70         635,000
    3,000,000  Metropolitan Government of Nashville & Davidson Counties, TN
               (Vanderbilt University) - Series 1985A                           01/15/04    1.15       3,000,000    VMIG-1     A1+
    2,500,000  Michigan Strategic Fund Limited Obligation RB
               (Donelly Corporation Project) - Series B (c)
               LOC Bank of Nova Scotia                                          10/01/03    1.20       2,500,000
    3,100,000  North Carolina Industrial Facility PCFA RB
               (GVK America Inc. Project) (c)
               LOC Citibank, N.A.                                               12/01/03    1.10       3,100,000
    2,995,000  Pooled Puttable Floating Option
               Tax Exempt Receipts - Series PPT-33
               LOC Merrill Lynch & Company, Inc.                                06/17/04    0.95       2,995,000               A1+
    2,500,000  Utah Housing Corporation
               (Single Family Mortgage Bonds) - Series C Class 1                04/02/04    1.15       2,500,000    VMIG-1     A1+
-------------                                                                                      -------------
   23,240,000  Total Put Bonds                                                                       23,240,000
-------------                                                                                      -------------
Revenue Bond (2.64%)
------------------------------------------------------------------------------------------------------------------------------------
$   5,000,000  Massachusetts State HFA (Single Family Notes) - Series M
               GIC FSA                                                          05/01/04    1.15%  $   5,000,000     MIG-1     SP-1+
-------------                                                                                      -------------
    5,000,000  Total Revenue Bond                                                                      5,000,000
-------------                                                                                      -------------
Tax Exempt Commercial Paper (6.00%)
------------------------------------------------------------------------------------------------------------------------------------
$   2,380,000  Harris County, TX - Series D                                     10/08/03    0.90%  $   2,380,000      P1       A1+
    4,000,000  New Hampshire State Business Finance Authority PCRB
               (New England Power Company Project)                              10/15/03    1.00       4,000,000      P1       A1
    5,000,000  Washington D.C. Metropolitan Airport Authority
               (General Airport Notes)
               LOC Bank of America                                              11/03/03    0.95       5,000,000               A1
-------------                                                                                      -------------
   11,380,000  Total Tax Exempt Commercial Paper                                                      11,380,000
-------------                                                                                      -------------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date      Yield     (Note 1)     Moody's  & Poor's
   ------                                                                         ----      -----      ------      -------  --------
Tax Exempt General Obligation Notes & Bonds (20.69%)
------------------------------------------------------------------------------------------------------------------------------------
$   5,000,000  City of Cincinnati, OH School District Classroom Facilities BAN  01/20/04    0.85%  $   5,006,759    MIG-1      SP-1+
   10,000,000  Clinton, MA BAN                                                  02/06/04    1.18      10,000,666    MIG-1
      760,000  Scituate, MA BAN (c)                                             03/04/04    0.95         761,758
    5,000,000  State of Texas TRAN                                              08/31/04    1.16       5,038,010    MIG-1      SP-1+
    5,000,000  State of Texas TRAN                                              08/31/04    1.12       5,039,850    MIG-1      SP-1+
    4,850,000  St. Louis Park, MN Independent School District #283
               Tax Anticipation Certificates (c)                                03/13/04    1.20       4,870,491
    8,500,000  Strafford County, NH TAN (c)                                     12/26/03    1.35       8,517,881
-------------                                                                                      -------------
   39,110,000  Total Tax Exempt General Obligation Notes & Bonds                                      39,235,415
-------------                                                                                      -------------
Variable Rate Demand Instruments (d) (57.18%)
------------------------------------------------------------------------------------------------------------------------------------
$   5,455,000  Auburn, AL Non-Profit HDA (Lakeside Project)
               LOC Columbus Bank & Trust Company                                09/01/27    1.32%  $   5,455,000               A1
    2,250,000  Blue Springs, MO IDA MHRB
               (Autumn Place Apartments Project ) - Series A1
               Guaranteed by Federal National Mortgage Association              06/15/35    1.15       2,250,000               A1+
    3,000,000  City of Lakeland, FL Energy System RB - Series 2001A             10/01/35    1.10       3,000,000    VMIG-1     A1+
    1,000,000  Clipper Tax Exempt Trust COPS - Series 1999-3                    10/01/05    1.43       1,000,000    VMIG-1
    3,505,000  Detroit, MI Senior Lien RB (Sewer Disposal) - Series C
               LOC Dexia CLF                                                    07/01/27    1.05       3,505,000    VMIG-1     A1+
    7,500,000  Douglas County, NE IDRB (Phillips Manufacturing Project)
               LOC Wells Fargo Bank, N.A.                                       12/01/18    1.28       7,500,000               A1+
    2,400,000  Florida Finance Authority
               Continuing Care Retirement Commission RB
               (Glenridge Capital Project) - Series 2002C
               LOC Bank of Scotland                                             06/01/12    1.20       2,400,000    VMIG-1
    4,400,000  Florida HFA MHRB (Hampton Lakes)
               LOC Credit Suisse First Boston                                   07/01/08    1.15       4,400,000               A1+
    2,300,000  Florida Ocean Highway and Port Authority RB
               LOC Wachovia Bank & Trust Co., N.A.                              12/01/20    1.20       2,300,000    VMIG-1     A1+
    6,775,000  Franklin County, OH HRB (Childrens Hospital)
               Insured by AMBAC Indemnity Corp.                                 11/01/25    1.12       6,775,000    VMIG-1
    1,075,000  Idaho HFA RB (Balmoral Apartments Project) - Series 2000
               LOC US Bank, N.A.                                                05/01/32    1.30       1,075,000               A1
    1,000,000  Iowa Higher Education Loan Authority RB
               (Private College Facility - Warburg)
               LOC Allied Irish Bank                                            03/01/30    1.25       1,000,000    VMIG-1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 2003
(UNAUDITED)
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date      Yield     (Note 1)     Moody's  & Poor's
   ------                                                                         ----      -----      ------      -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   1,500,000  Kent State University, OH RB General Receipts
               Insured by MBIA Insurance Corp.                                  05/01/31    1.07%  $   1,500,000    VMIG-1     A1+
    4,164,698  Koch Floating Rate Trust - Series 1
               Insured by AMBAC Indemnity Corp.                                 05/03/04    1.33       4,164,698               A1+
    2,400,000  La Porte County, IN EDC RB (Universal Forest Products) (c)
               LOC ABN AMRO Bank, N.A.                                          11/01/20    1.25       2,400,000
    1,500,000  Marion County, FL IDA MHRB (Chambrel Project)
               Guaranteed by Federal National Mortgage Association              11/15/32    1.10       1,500,000               A1
    2,585,000  Mississippi Home Corporation Single Family Program
               (Merlots) -Series YYY
               Guaranteed by Government National Mortgage Association           12/01/31    1.20       2,585,000    VMIG-1
    3,935,000  Missouri State Development Finance Board Lease RB
               (Association Municipal Utilities Lease)
               LOC US Bank, N.A.                                                06/01/33    1.25       3,935,000    VMIG-1
    3,100,000  Mobile, AL IDRB (Alabama Power Company Project) - Series B       09/01/31    1.29       3,100,000    VMIG-1
    2,000,000  New Jersey EDA (Encap Golf Holdings LLC) - Series A
               LOC Bayerische Landesbank, A.G.                                  10/01/26    1.10       2,000,000    VMIG-1     A1+
    1,000,000  New York City, NY GO - Series E-4
               LOC State Street Bank & Trust Company                            08/01/21    1.19       1,000,000    VMIG-1     A1+
    3,315,000  North Carolina HFA (Municipal Trust Receipts) - Series CMC4      01/01/27    1.15       3,315,000    VMIG-1
   10,100,000  North Carolina Medical Care Commission HRB
               (Moses H. Cone Hospital) - Series B                              10/01/23    1.05      10,100,000               A1+
    2,635,000  North Dakota State HFA
               (Housing Finance Program - Home Mortgage) - Series B
               Insured by FSA                                                   01/01/34    1.10       2,635,000    VMIG-1
    7,800,000  Ohio State Higher Education Facilities RB
               (Pooled Financing Program) - Series A
               LOC Fifth Third Bank                                             09/01/27    1.10       7,800,000    VMIG-1
    1,000,000  Olathe, KS IDRB (Multi-Modal-Diamant Boart) - Series A (c)
               LOC Svenskahandelsbanken                                         03/01/27    1.20       1,000,000
    2,500,000  Palm Beach County, FL RB (Raymond F. Kravis Center Project)
               LOC Northern Trust Bank                                          07/01/32    1.00       2,500,000    VMIG-1
    1,000,000  Pitkin County, CO IDRB (Aspen Skiing Co. Project)
               LOC First National Bank of Chicago                               04/01/14    1.30       1,000,000               A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date      Yield     (Note 1)     Moody's  & Poor's
   ------                                                                         ----      -----      ------      -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   3,000,000  Raleigh - Durham, NC Airport Authority RB - Series 2002
               Insured by FGIC                                                  11/01/17    1.05%  $   3,000,000    VMIG-1
    3,000,000  Rockingham, NC IDRB PCFA (Whiteridge Project) (c)
               LOC Branch Bank & Trust Company                                  03/01/15    1.20       3,000,000
    2,000,000  South Carolina Jobs EDA RB (Sisters of Charity)
               LOC Wachovia Bank & Trust Co., N.A.                              11/01/32    1.14       2,000,000    VMIG-1
    1,800,000  State of Ohio Solid Waste RB
               (British Petroleum Exploration & Oil Project) - Series 2002      08/01/34    1.23       1,800,000    VMIG-1     A1+
    1,000,000  Washington HFC MHRB
               (Mill Pointe Apartments Project) - Series A
               LOC US Bank, N.A.                                                01/01/30    1.30       1,000,000               A1
    3,705,000  Washington HFC MHRB
               (Heatherwood Apartments Project) -Series A
               LOC US Bank, N.A.                                                01/01/35    1.30       3,705,000               A1
    1,500,000  Wisconsin HEFA (Alverno College Project) - Series A
               LOC Allied Irish Bank                                            11/01/17    1.25       1,500,000    VMIG-1
    1,250,000  York County, PA IDA Limited Obligation RB
               (Metal Exchange Corp. Project) - Series 1996 (c)
               LOC Comerica Bank                                                06/01/06    1.35       1,250,000
-------------                                                                                      -------------
  108,449,698  Total Variable Rate Demand Instruments                                                108,449,698
-------------                                                                                      -------------
Variable Rate Demand Instrument - Private Placement (d) (0.77%)
------------------------------------------------------------------------------------------------------------------------------------
$   1,471,000  York County, PA IDA IDRB (Manor Care of Kingston Court Inc.)
               LOC Chase Manhattan Bank, N.A.                                   12/01/08    2.60%  $   1,471,000      P1       A1+
-------------                                                                                      -------------
    1,471,000  Total Variable Rate Demand Instrument - Private Placement                               1,471,000
-------------                                                                                      -------------
               Total Investments (99.53%) (Cost $188,776,113+)                                       188,776,113
               Cash and other assets, net of liabilities (0.47%)                                         887,292
                                                                                                   -------------
               Net Assets (100.00%)                                                                $ 189,663,405
                                                                                                   =============
               Net Asset Value, offering and redemption price per share:
               Cortland Shares,  95,191,416 shares outstanding (Note 3)                            $        1.00
                                                                                                   =============
               Liquidity Shares, 94,494,264 shares outstanding (Note 3)                            $        1.00
                                                                                                   =============

               +   Aggregate cost for federal income tax purposes is identical.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 2003
(UNAUDITED)
================================================================================
FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who issues the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:

     BAN        =   Bond Anticipation Note                      HFC       =   Housing Finance Commission
     COPS       =   Certificates of Participation               HRB       =   Hospital Revenue Bond
     EDA        =   Economic Development Authority              IDA       =   Industrial Development Authority
     EDC        =   Economic Development Corporation            IDRB      =   Industrial Development Revenue Bond
     EDRB       =   Economic Development Revenue Bond           LOC       =   Letter of Credit
     FGIC       =   Financial Guaranty Insurance Company        MHRB      =   Multi-Family Housing Revenue Bond
     FSA        =   Financial Security Assurance                PCFA      =   Pollution Control Finance Authority
     GIC        =   Guaranteed Investment Contract              PCRB      =   Pollution Control Revenue Bond
     GO         =   General Obligation                          RB        =   Revenue Bond
     HDA        =   Housing Development Authority               TAN       =   Tax Anticipation Note
     HEFA       =   Health and Education Facilities Authority   TRAN      =   Tax and Revenue Anticipation Note
     HFA        =   Housing Finance Authority

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2003
(UNAUDITED)
================================================================================

                                                 Cortland General           U.S. Government           Municipal Money
                                                Money Market Fund                Fund                   Market Fund
                                                -----------------          ----------------          -----------------
INVESTMENT INCOME

 Income:

    Interest..................................  $      25,058,771          $      1,677,411          $       1,131,146
                                                 ----------------           ---------------           ----------------

 Expenses: (Note 2)

    Investment management fee..................        14,879,561                 1,030,114                    745,248

    Distribution fee (Cortland Shares).........         1,966,925                   250,336                    119,134

    Distribution fee (Short Term Fund Shares)..           191,628                    -0-                        -0-

    Distribution fee (Liquidity Shares)........         2,856,811                    96,875                    132,057

    Shareholder servicing fee (Liquidity Shares)        2,856,811                    96,875                    132,057

    Directors' fees and expenses...............            35,264                     6,237                      5,822

    Other......................................           131,194                     5,277                      2.500
                                                 ----------------           ---------------           ----------------

      Total Expenses...........................        22,918,194                 1,485,714                  1,136,818

      Less:  Fees waived....................... (       3,999,536)         (        135,746)         (         199,626)
                                                 ----------------           ---------------           ----------------

    Net Expenses...............................        18,918,658                 1,349,968                    937,192
                                                 ----------------           ---------------           ----------------

 Net investment income ........................         6,140,113                   327,443                    193,954



REALIZED GAIN (LOSS)
  ON INVESTMENTS

 Net realized gain (loss) on investments.......             2,649                     1,258                     -0-
                                                 ----------------           ---------------           ----------------

 Increase in net assets from operations........ $       6,142,762          $        328,701          $         193,954
                                                 ================           ===============           ================

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                             Cortland General                 U.S. Government                 Municipal Money
                                            Money Market Fund                      Fund                         Market Fund
                                     -------------------------------   -----------------------------   ---------------------------
                                       For the Six       For the        For the Six       For the       For the Six     For the
                                      Months Ended         Year         Months Ended        Year         Months Ended     Year
                                      September 30,       Ended        September 30,       Ended       September 30,     Ended
                                          2003           March 31,          2003          March 31,          2003       March 31,
                                       (Unaudited)         2003         (Unaudited)         2003         (Unaudited)      2003
                                     --------------   --------------   -------------   -------------   -------------  ------------
Operations:
Net investment income.............   $    6,140,113   $   19,758,377   $     327,443   $   1,579,287   $     193,954  $    656,634
Net realized gain on
  investments.....................            2,649              822           1,258          20,861           -0-            -0-
                                     --------------   --------------   -------------   -------------   -------------  ------------
Increase in net assets
  from operations.................        6,142,762       19,759,199         328,701       1,600,148         193,954       656,634
Distributions to shareholders from:
Net investment income:
  Cortland Shares.................   (    1,951,071)  (   11,725,539)  (     206,285)  (   1,409,309)  (      71,894)+(    414,742)+
  Live Oak Shares.................           -0-      (    2,536,910)         -0-      (     166,938)        -0-      (    105,879)+
  Short Term Fund Shares..........   (      192,398)  (      501,184)         -0-             -0-            -0-            -0-
  Liquidity Shares................   (    3,996,644)  (    4,994,744)  (     121,158)  (     170,440)  (     122,060)+(    136,013)+
Realized gains:
  Cortland Shares.................   (        1,037)  (          822)  (         317)  (       1,556)         -0-           -0-
  Live Oak Shares.................           -0-              -0-             -0-      (         434)         -0-           -0-
  Short Term Fund Shares..........   (          103)          -0-             -0-             -0-             -0-           -0-
  Liquidity Shares................   (        1,509)          -0-      (         121)         -0-             -0-           -0-
Capital share
  transactions, net (Note 3):
  Cortland Shares.................   (  133,004,948)     209,858,958       9,555,431   (  70,015,608)      5,180,598    22,219,265
  Live Oak Shares.................           -0-      (1,237,280,248)         -0-      (  73,706,596)         -0-     ( 88,773,965)
  Short Term Fund Shares..........   (   28,956,662)     163,332,424          -0-             -0-             -0-           -0-
  Liquidity Shares................   (  264,798,786)   2,365,911,411   (  26,807,334)     96,412,555   (  18,203,875)  112,698,139
                                     --------------   --------------    ------------   -------------   -------------  ------------
Total increase (decrease).........   (  426,760,396)   1,501,822,545   (  17,251,083)  (  47,458,178)  (  13,023,277)   46,143,439
Net assets:
Beginning of period...............    4,098,848,438    2,597,025,893     273,883,946     321,342,124     202,686,682   156,543,243
                                     --------------   --------------   -------------   -------------   -------------  ------------
End of period.....................   $3,672,088,042   $4,098,848,438   $ 256,632,863   $ 273,883,946   $ 189,663,405  $202,686,682
                                     ==============   ==============   =============   =============   =============  ============
Undistributed net
  investment income...............   $       -0-      $       -0-      $      46,388   $      46,388   $      -0-      $     -0-

+ Designated as exempt-interest dividends for regular federal income tax purposes.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================
1. Summary of Accounting Policies

Cortland Trust, Inc. (the "Company") is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Company is presently comprised of three Funds, the Cortland General Money Market Fund ("Cortland General Fund"), the U.S. Government Fund and the Municipal Money Market Fund ("Municipal Fund"). The Cortland General Fund has four classes of stock authorized, Cortland Shares, Live Oak Shares, Short Term General Fund - General Shares ("Short Term Fund Shares") and Primary Liquidity Fund Shares ("Liquidity Shares"). The U.S Government Fund has three classes of stock authorized, Cortland Shares, Live Oak Shares and Government Liquidity Fund Shares ("Liquidity Shares"). The Municipal Fund has three classes of stock authorized, Cortland Shares, Live Oak Shares and Municipal Liquidity Fund Shares ("Liquidity Shares"). All share classes are subject to a service fee pursuant to each Fund's Distribution Plan. The Liquidity Shares are subject to an additional shareholder servicing fee pursuant to a Shareholder Servicing Agreement. The Live Oak Shares liquidated on June 14, 2002; therefore financial highlights for this class are not presented. The Short Term Fund Shares and Liquidity Shares (formerly "CIBC Shares") commenced operations on September 5, 2002 and November 22, 2002, respectively. In all other respects, the Cortland Shares, Live Oak Shares, Short Term Fund Shares and Liquidity Shares represent the same interest in the income and assets of each Fund. Each class of shares has identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The Company accounts separately for the assets, liabilities and operations of each Fund. The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

The shares outstanding in the Cortland General Fund include the Pilgrim Money Market Class of Shares (the "Pilgrim Shares"). Pilgrim Shares are identical to the Cortland Shares of the Cortland General Fund with respect to investment objectives, voting rights and yield, but differ with respect to certain other matters relating primarily to exchange privileges. At September 30, 2003 there were 6,046,910 Pilgrim Shares outstanding included in the Cortland Shares.

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (including realized capital gains and losses, if any, and amortization of market discount), determined on a class level, are declared daily and paid on the subsequent business day.
     Distributions of net realized capital gains, offset by capital loss carryovers, if any, are generally declared and paid when realized.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
1. Summary of Accounting Policies (Continued)

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. The Cortland General and U.S. Government Funds may enter into repurchase agreements. It is the Funds' policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

2. Investment Management Fees and Other Transactions with Affiliates

Reich & Tang Asset Management, LLC (the "Manager") serves as the manager of the Company and its three Funds pursuant to agreements with the Funds dated September 14, 1993 ("Agreements"). Under the Agreements, the Manager provides directly, or indirectly through contracts with others, all services required for the management of the Company. The Manager bears all ordinary operating expenses associated with the Company's operation except: (a) the fees of the directors who are not "interested persons" of the Company, as defined by the Act, and the travel and related expenses of the directors incident to their attending shareholder's, director's and committee meetings, (b) interest, taxes and brokerage commissions, (c) extraordinary expenses, (d) shareholder service or distribution fees, and (e) membership dues of any industry association. Additionally, the Manager has assumed all expenses associated with organizing the Company and all expenses of registering or qualifying the Company's shares under Federal and state securities laws. The Funds pay the Manager an annual fee, calculated daily and paid monthly, of .80% of the first $500 million of the Company's average daily net assets, plus .775% of the next $500 million of the Company's average daily net assets, plus .75% of the next $500 million of the Company's average daily net assets, plus .725% of the Company's average daily net assets in excess of $1.5 billion. The management fees are allocated pro-rata to each Fund based on their average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, each Fund and Reich & Tang Distributors, Inc. (the "Distributor") have entered into a Distribution Agreement and a Shareholder Servicing Agreement with respect to all share classes of the Funds. For its services under the Distribution Agreement, the Distributor receives from the Funds a fee equal to 0.25% of the average daily net assets with respect to the Cortland, Short Term Fund and Liquidity shares. The Manager and/or its affiliates have the ability to make additional payments for distribution assistance. The Manager and/or its affiliates bear all other expenses related to the distribution of the Company's shares. In addition, the Distributor receives an additional 0.25% per annum in shareholder servicing fees of the Liquidity Shares' average daily net assets.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $15,000 per annum plus $2,000 for each Board of Directors' meeting attended. All directors' fees and expenses are allocated equally to each Fund.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
================================================================================
2. Investment Management Fees and Other Transactions with Affiliates (Continued)

During the period ended September 30, 2003, the Distributor voluntarily waived distribution fees of $2,856,811 for the Liquidity Shares of the Cortland General Fund. The Distributor also waived shareholder servicing fees of $1,142,725 for the Liquidity Shares of the Cortland General Fund.

During the period ended September 30, 2003, the Distributor voluntarily waived distribution fees of $121 and $96,875 for the Cortland Shares and Liquidity Shares of the U.S Government Fund. The Distributor also waived shareholder servicing fees of $38,750 for the Liquidity Shares of the U.S. Government Fund.

During the period ended September 30, 2003, the Distributor voluntarily waived distribution fees of $13,885 and $132,057, for the Cortland Shares and the Liquidity Shares of the Municipal Fund. The Distributor also waived shareholder servicing fees of $53,684 for the Liquidity Shares of the Municipal Fund.

3. Capital Stock

At September 30, 2003, 10 billion shares of $.001 par value stock of the Company were authorized, of which 7 billion are designated as Cortland General Fund shares, 1 billion are designated as U.S. Government Fund shares, 1 billion are designated as Municipal Fund shares and 1 billion are unclassified. Capital paid in for the Cortland General Fund shares, U.S. Government shares and Municipal Fund shares amount to $3,672,088,042, $256,586,475 and $189,676,081, respectively. Transactions in the shares of each Fund were all at $1.00 per share and are summarized for the period as follows:

                          Cortland General Money                                                   Municipal Money
                                Market Fund                   U.S. Government Fund                   Market Fund
                        -------------------------------    -----------------------------    ------------------------------
                           Six Months     For the Year       Six Months     For the Year      Six Months     For the Year
                             Ended            Ended             Ended          Ended             Ended           Ended
                      September 30, 2003    March 31,    September 30, 2003   March 31,   September 30, 2003   March 31,
                          (Unaudited)         2003          (Unaudited)         2003         (Unaudited)         2003
                        --------------   --------------    --------------  -------------    --------------  --------------

Cortland Shares
Shares sold............  3,604,972,011    6,462,003,690       499,425,014    740,067,226       220,181,062     332,675,612
Dividends reinvested...      1,949,833       11,974,930           206,340      1,418,648            71,750         415,667
Shares redeemed........ (3,739,926,792)  (6,264,119,662)   (  490,075,923) ( 811,501,482)   (  215,072,214) (  310,872,014)
                        --------------   --------------    --------------  -------------    --------------  --------------
Net (decrease) increase (  133,004,948)     209,858,958         9,555,431  (  70,015,608)        5,180,598      22,219,265
                        ==============   ==============    ==============  =============    ==============  ==============

Live Oak Shares *
Shares sold............       -0-           852,009,027          -0-          37,366,179          -0-           50,822,231
Dividends reinvested...       -0-             2,570,436          -0-             170,868          -0-              107,531
Shares redeemed........       -0-        (2,091,859,711)         -0-       ( 111,243,643)         -0-       (  139,703,727)
                        --------------   --------------    --------------  -------------    --------------  --------------
Net (decrease).........       -0-        (1,237,280,248)         -0-       (  73,706,596)         -0-       (   88,773,965)
                        ==============   ==============    ==============  =============    ==============  ==============

*The Live Oak class of shares was liquidated on June 14, 2002.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
3. Capital Stock (Continued)

                                              Cortland General Money
                                                    Market Fund
                          -------------------------------------------------------------
                             Six Months Ended                  September 5, 2002
                            September 30, 2003           (Commencement of Offering) to
                                (Unaudited)                     March 31, 2003
                                 ---------                      --------------
Short Term Fund Shares
Shares sold............          30,568,966                        223,483,396
Dividends reinvested...             192,311                            500,543
Shares redeemed........        ( 59,717,939)                     (  60,651,515)
                                -----------                       ------------
Net (decrease) increase        ( 28,956,662)                       163,332,424
                                ===========                       ============

                             Cortland General Money                                                 Municipal Money
                                 Market Fund                   U.S. Government Fund                   Market Fund
                        -------------------------------    -----------------------------    ------------------------------
                          Six Months     Nov. 22, 2002       Six Months    Nov. 22, 2002      Six Months    Nov. 22, 2002
                             Ended       (Commencement          Ended      (Commencement         Ended      (Commencement
                        Sept. 30, 2003  of Offering) to    Sept. 30, 2003 of Offering) to   Sept. 30, 2003 of Offering) to
                          (Unaudited)    March 31, 2003      (Unaudited)   March 31, 2003    (Unaudited)    March 31, 2003
                           ---------     --------------       ---------    --------------     ---------     --------------
Liquidity Shares
Shares sold............  4,952,767,090    7,665,864,640       266,786,888    358,074,925       262,952,506     346,504,018
Dividends reinvested...      3,996,001        4,994,735           121,272        170,441           121,987         136,013
Shares redeemed........ (5,221,561,877)  (5,304,947,964)   (  293,715,494) ( 261,832,811)   (  281,278,368)   (233,941,892)
                         -------------    -------------     -------------   ------------     -------------  --------------
Net (decrease) increase (  264,798,786)   2,365,911,411    (   26,807,334)    96,412,555    (   18,203,875)    112,698,139
                        ==============   ==============    ==============  =============    ==============  ==============

4. Tax Information

Accumulated undistributed realized losses at March 31, 2003 amounted to $820 and $807 for the U.S. Government Fund and the Municipal Fund, respectively. Such losses represent tax basis capital losses which may be carried forward to offset future capital gains. $820 will expire in the year 2010 for the U.S. Government Fund and $807 will expire in the year 2009, for the Municipal Fund.

The tax character of all distributions paid during the years ended March 31, 2003 and 2002 were ordinary income for the Cortland General and U.S. Government Funds.

At March 31, 2003, the U.S. Government Fund had undistributed income of $46,388 for income tax purposes.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
================================================================================
5. Financial Highlights

                                                                 Cortland General Money Market Fund
                                   ---------------------------------------------------------------------------------------------
                                       Six Months
                                         Ended                               For the Year Ended March 31,
Cortland Shares                    September 30, 2003  -------------------------------------------------------------------------
---------------                       (Unaudited)        2003             2002            2001            2000           1999
                                       ---------       ---------       ---------       ---------       ---------       ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value,
 beginning of period...............    $   1.00        $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       ---------       ---------       ---------       ---------       ---------       ---------

Income from investment operations:
   Net investment income...........        0.001           0.008           0.024           0.054           0.045           0.045
   Net realized and unrealized
    gain/(loss) on investments.....        --              --              --              --              --              0.001
                                       ---------       ---------       ---------       ---------       ---------       ---------
Total from investment operations...        0.001           0.008           0.024           0.054           0.045           0.046
Less distributions:
   Dividends from net
    investment income..............    (   0.001)      (   0.008)      (   0.024)      (   0.054)      (   0.045)      (   0.045)
                                       ---------       ---------       ---------       ---------       ---------       ---------
Total distributions................    (   0.001)      (   0.008)      (   0.024)      (   0.054)      (   0.045)      (   0.045)
                                       ---------       ---------       ---------       ---------       ---------       ---------
Net asset value, end of period.....    $   1.00        $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       =========       =========       =========       =========       =========       =========

Total Return.......................        0.12%(a)        0.79%           2.43%           5.55%          4.60%            4.56%

Ratios/Supplemental Data
Net assets,
 end of period (000's omitted).....    $1,436,600      $1,569,605      $1,359,746      $  834,474      $  834,259      $  659,890

Ratios to average net assets:
   Expenses (net of fees waived)...        1.00%(b)        1.01%           1.01%           1.00%           0.97%           1.00%
   Net investment income...........        0.25%(b)        0.78%           2.14%           5.37%           4.54%           4.41%
   Distribution fees waived........        0.00%(b)        0.00%           0.01%           0.02%           0.05%           0.03%

(a)  Not annualized
(b)  Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
5. Financial Highlights (Continued)

                                                                       Cortland General Money Market Fund
                                                             ------------------------------------------------------
                                                               Six Months Ended            September 5, 2002
Short Term Fund Shares                                        September 30, 2003     (Commencement of Offering) to
----------------------                                           (Unaudited)                 March 31, 2003
                                                                  ---------                  --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........................    $     1.00                   $    1.00
                                                                -----------                  ------------
Income from investment operations:
   Net investment income....................................          0.001                       0.004
   Net realized and unrealized gain/(loss) on investments...          --                          --
                                                                -----------                  ------------
Total from investment operations............................          0.001                       0.004
Less distributions:
   Dividends from net investment income.....................    (     0.001)                 (    0.004  )
                                                                 ----------                   -----------
Total distributions.........................................    (     0.001)                 (    0.004  )
                                                                 ----------                   -----------
Net asset value, end of period..............................    $     1.00                   $    1.00
                                                                ===========                  ============

Total Return................................................          0.12%(a)                    0.35%(a)

Ratios/Supplemental Data
Net assets, end of period (000's omitted)...................    $   134,376                  $     163,332

Ratios to average net assets:
   Expenses.................................................          1.00%(b)                    1.00%(b)
   Net investment income....................................          0.25%(b)                    0.58%(b)

(a)      Not annualized
(b)      Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
================================================================================
5. Financial Highlights (Continued)

                                                                         Cortland General Money Market Fund
                                                             ------------------------------------------------------
                                                               Six Months Ended            November 22, 2002
Liquidity Shares                                              September 30, 2003     (Commencement of Offering) to
----------------                                                 (Unaudited)                 March 31, 2003
                                                                  ---------                  --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........................    $     1.00                   $    1.00
                                                                -----------                  ------------
Income from investment operations:
  Net investment income.....................................          0.002                       0.002
  Net realized and unrealized gain/(loss) on investments....          --                          --
                                                                -----------                  ------------
Total from investment operations............................          0.002                       0.002
Less distributions:
  Dividends from net investment income......................    (     0.002)                 (    0.002  )
                                                                 ----------                   -----------
Total distributions.........................................    (     0.002)                 (    0.002  )
                                                                 ----------                   -----------
Net asset value, end of period..............................    $     1.00                   $    1.00
                                                                ===========                  ============

Total Return................................................          0.17%(a)                    0.19%(a)

Ratios/Supplemental Data
Net assets, end of period (000's omitted)...................    $   2,101,112                $   2,365,911

Ratios to average net assets:
  Expenses (net of fees waived).............................          0.90%(b)                    0.90%(b)
  Net investment income.....................................          0.35%(b)                    0.54%(b)
  Distribution and shareholder servicing fees waived........          0.35%(b)                    0.35%(b)

(a)      Not annualized
(b)      Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
5. Financial Highlights (Continued)

                                                                            U.S. Government Fund
                                   ---------------------------------------------------------------------------------------------
                                       Six Months
                                         Ended                               For the Year Ended March 31,
Cortland Shares                    September 30, 2003  -------------------------------------------------------------------------
---------------                       (Unaudited)        2003             2002            2001            2000           1999
                                       ---------       ---------       ---------       ---------       ---------       ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value,
 beginning of period...............    $   1.00        $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       ---------       ---------       ---------       ---------       ---------       ---------
Income from investment operations:
   Net investment income...........        0.001           0.008           0.022           0.052           0.043           0.042
   Net realized and unrealized
   (loss) on investments...........        --              --              --              --              --              0.001
                                       ---------       ---------       ---------       ---------       ---------       ---------
Total from investment operations...        0.001           0.008           0.022           0.052           0.043           0.043
Less distributions:
   Dividends from net
   investment income...............    (   0.001)      (   0.008)      (   0.022)      (   0.052)      (   0.043)      (   0.042)
                                       ---------       ---------       ---------       ---------       ---------       ---------
Total distributions................    (   0.001)      (   0.008)      (   0.022)      (   0.052)      (   0.043)      (   0.042)
                                       ---------       ---------       ---------       ---------       ---------       ---------
Net asset value, end of period.....    $   1.00        $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       =========       =========       =========       =========       =========       =========

Total Return.......................        0.11%(a)        0.76%           2.23%           5.37%           4.35%           4.33%

Ratios/Supplemental Data
Net assets,
 end of period (000's omitted).....    $ 187,015       $ 177,455       $ 247,591       $  71,400       $  58,121       $  64,438

Ratios to average net assets:
   Expenses (net of fees waived)...        1.00%(b)        1.01%           1.03%           1.00%           0.88%           1.00%
   Net investment income...........        0.21%(b)        0.69%           1.47%           5.26%           4.38%           4.18%
   Distribution fees waived........        0.00%(b)        0.00%           0.00%           0.03%           0.16%           0.04%

(a)  Not annualized
(b)  Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
================================================================================
5. Financial Highlights (Continued)

                                                                             U.S Government Fund
                                                             ------------------------------------------------------
                                                               Six Months Ended            November 22, 2002
Liquidity Shares                                              September 30, 2003     (Commencement of Offering) to
----------------                                                 (Unaudited)                 March 31, 2003
                                                                  ---------                  --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........................    $     1.00                   $    1.00
                                                                -----------                  ------------
Income from investment operations:
  Net investment income.....................................          0.002                       0.002
  Net realized and unrealized gain/(loss) on investments....          --                          --
                                                                -----------                  ------------
Total from investment operations............................          0.002                       0.002
Less distributions:
  Dividends from net investment income......................    (     0.002)                 (    0.002  )
                                                                 ----------                   -----------
Total distributions.........................................    (     0.002)                 (    0.002  )
                                                                 ----------                   -----------
Net asset value, end of period..............................    $     1.00                   $    1.00
                                                                ===========                  ============

Total Return................................................          0.16%(a)                    0.18%(a)

Ratios/Supplemental Data
Net assets, end of period (000's omitted)...................    $      69,618                $      96,429

Ratios to average net assets:
  Expenses (net of fees waived).............................          0.90%(b)                    0.90%(b)
  Net investment income.....................................          0.31%(b)                    0.51%(b)
  Distribution and shareholder servicing fees waived........          0.35%(b)                    0.35%(b)

(a) Not annualized
(b) Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
5. Financial Highlights (Continued)

                                                            Municipal Money market Fund
                                   ---------------------------------------------------------------------------------------------
                                       Six Months
                                         Ended                               For the Year Ended March 31,
Cortland Shares                    September 30, 2003  -------------------------------------------------------------------------
---------------                       (Unaudited)        2003             2002            2001            2000           1999
                                       ---------       ---------       ---------       ---------       ---------       ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value,
 beginning of period...............    $   1.00        $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       ---------       ---------       ---------       ---------       ---------       ---------
Income from investment operations:
   Net investment income...........        0.001           0.005           0.015           0.031           0.026           0.025
Less distributions:
   Dividends from net
    investment income..............    (   0.001)      (   0.005)      (   0.015)      (   0.031)      (   0.026)      (   0.025)
                                       ---------       ---------       ---------       ---------       ---------       ---------
Net asset value, end of period.....    $   1.00        $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       =========       =========       =========       =========       =========       =========

Total Return.......................        0.08%(a)        0.49%           1.48%           3.17%           2.58%           2.56%

Ratios/Supplemental Data
Net assets,
 end of period (000's omitted).....    $  95,180       $  90,001       $  67,782      $  61,891        $  54,792       $  49,234

Ratios to average net assets:
   Expenses (net of fees waived)...        0.97%(b)        1.00%           1.00%           1.00%           1.00%           1.00%
   Net investment income...........        0.15%(b)        0.47%           1.43%           3.06%           2.55%           2.51%
   Distribution fees waived........        0.03%(b)        0.01%           0.03%           0.03%           0.03%           0.04%

(a)  Not annualized
(b)  Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
================================================================================
5. Financial Highlights (Continued)

                                                                           Municipal Money Market Fund
                                                             ------------------------------------------------------
                                                               Six Months Ended            November 22, 2002
Liquidity Shares                                              September 30, 2003     (Commencement of Offering) to
----------------                                                 (Unaudited)                 March 31, 2003
                                                                  ---------                  --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........................    $     1.00                   $    1.00
                                                                -----------                  ------------
Income from investment operations:
  Net investment income.....................................          0.001                       0.001
Less distributions:
  Dividends from net investment income......................    (     0.001)                 (    0.001  )
                                                                 ----------                   -----------
Net asset value, end of period..............................    $     1.00                   $    1.00
                                                                ===========                  ============

Total Return................................................          0.11%(a)                    0.12%(a)

Ratios/Supplemental Data
Net assets, end of period (000's omitted)...................    $      94,483                $     112,686

Ratios to average net assets:
  Expenses (net of fees waived).............................          0.90%(b)                    0.90%(b)
  Net investment income.....................................          0.23%(b)                    0.32%(b)
  Distribution and shareholder servicing fees waived........          0.35%(b)                    0.35%(b)

(a) Not annualized
(b) Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
================================================================================

                                                  Directors and Officers Information
                                                          September 30, 2003+
-------------------- --------------- ----------------- ----------------------------- ---------------------- ----------------

                      Position(s)       Term of          Principal Occupation(s)     Number of Portfolios       Other
  Name, Address1,      Held with        Office2                During Past              in Fund Complex     Directorships
      and Age             Fund        and Length of               5 Years             Overseen by Director      held by
                                       Time Served                                        or Officer           Director
-------------------- --------------- ----------------- ----------------------------- ---------------------- ----------------
Disinterested Directors:
-------------------- --------------- ----------------- ----------------------------- ---------------------- ----------------
Albert R. Dowden,    Chairman,       Director/Trustee  Corporate director/trustee    Director of three      Director/Trustee
Age 61               Director and    since 1984        for Magellan Insurance        portfolios             of Magellan
                     Member of the                     Company, Rotary Power                                Insurance
                     Audit and                         International and AIM                                Company,
                     Nominating                        Funds.  Employed by Volvo                            Rotary Power
                     Committee                         Companies in North America                           International
                                                       from 1974, serving as                                and the AIM
                                                       President and CEO of Volvo                           Funds.
                                                       Group North America, Inc.
                                                       from 1991 to 1998.
-------------------- --------------- ----------------- ----------------------------- ---------------------- ----------------
William Lerner,      Director and    Director,         Self-employed attorney        Director of three      Director of
Esq., Age 67         Member of the   since 2000        for the five-year period      portfolios             Rent-Way, Inc.,
                     Audit and                         ended December 31, 2001.                             Seitel, Inc.,
                     Nominating                                                                             and
                     Committee                                                                              Micros-to-
                                                                                                            Mainframes, Inc.
-------------------- --------------- ----------------- ----------------------------- ---------------------- ----------------
James L. Schultz,    Director and    Director/Trustee, Currently self-employed as    Director of three             N/A
Age 67               Member and      since 1984        a consultant.  Formerly       portfolios
                     Chairman of                       President of Computer
                     the Audit and                     Research Inc. from 1975 to
                     Nominating                        2001.
                     Committee
-------------------- --------------- ----------------- ----------------------------- ---------------------- ----------------

+ The Statement of Additional Information includes additional information about Cortland Trust, Inc. (the "Company") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

2 The term of office for a director or officer is indefinite, until he or she resigns, is removed or a successor is elected and qualified.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
================================================================================

                                                  Directors and Officers Information
                                                    September 30, 2003+ (continued)
-------------------- --------------- ----------------- ----------------------------- ---------------------- ---------------

                      Position(s)       Term of         Principal Occupation(s)      Number of Portfolios       Other
  Name, Address1,      Held with        Office2               During Past              in Fund Complex      Directorships
      and Age             Fund       and Length of              5 Years              Overseen by Director      held by
                                      Time Served                                        or Officer           Director
-------------------- --------------- ----------------- ----------------------------- ---------------------- ---------------
Interested Directors/Officers:
-------------------- --------------- ----------------- ----------------------------- ---------------------- ---------------
Steven W. Duff,      President and   Director/Officer, Manager and President of      Director/Trustee             N/A
Age 49                 Director3       since 1996      Reich & Tang Asset            and/or Officer of
                                                       Management, LLC ("RTAM,       sixteen portfolios
                                                       LLC"), a registered
                                                       Investment Advisor.
                                                       Associated with RTAM, LLC
                                                       since 1994.
-------------------- --------------- ----------------- ----------------------------- ---------------------- ---------------
Carl Frischling,       Director4       Director,       Partner of Kramer Levin       Director of three        Director of
Esq., Age 66                           since 1998      Naftalis & Frankel LLP (a     portfolios              the AIM Funds.
                                                       lawfirm) with which he has
                                                       been associated with since
                                                       1994.
-------------------- --------------- ----------------- ----------------------------- ---------------------- ---------------
Richard De Sanctis,       Vice          Officer,       Executive Vice President,     Officer of sixteen           N/A
Age 47                 President,      since 1989      CFO and Treasurer of RTAM,    portfolios
                     Treasurer and                     LLC.  Associated with RTAM,
                       Assistant                       LLC since 1990.
                       Secretary
-------------------- --------------- ----------------- ----------------------------- ---------------------- ---------------
Molly Flewharty,     Vice President     Officer,       Senior Vice President of      Officer of sixteen           N/A
Age 52                                 since 1991      RTAM, LLC. Associated with    portfolios
                                                       RTAM, LLC since 1977.
-------------------- --------------- ----------------- ----------------------------- ---------------------- ---------------
Rosanne Holtzer,     Secretary and      Officer,       Senior Vice President of      Officer of sixteen           N/A
Age 39                 Assistant       since 1998      RTAM, LLC.  Associated with   portfolios
                       Treasurer                       RTAM, LLC since 1986.
-------------------- --------------- ----------------- ----------------------------- ---------------------- ---------------
Dana E. Messina,     Vice President     Officer,       Executive Vice President of   Officer of thirteen          N/A
Age 47                                 since 1991      RTAM, LLC.  Associated with   portfolios
                                                       RTAM, LLC since 1980.
-------------------- --------------- ----------------- ----------------------------- ---------------------- ---------------
Ruben Torres,             Vice          Officer,       Vice President of RTAM,       Officer of three             N/A
Age 54               President and     since 1986      LLC.  Associated with RTAM,   portfolios
                       Assistant                       LLC since 1991.
                       Secretary
-------------------- --------------- ----------------- ----------------------------- ---------------------- ---------------

+ The Statement of Additional Information includes additional information about Cortland Trust, Inc. (the "Company") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

2 The term of office for a director or officer is indefinite, until he or she resigns, is removed or a successor is elected and qualified.

3 Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.

4 Carl Frischling, Esq. is deemed an interested person of the Fund due to his affiliation with Kramer Levin Naftalis & Frankel LLP, counsel to the Company and the independent directors.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CORTLAND
   TRUST, INC.
                               Semi-Annual Report
                               September 30, 2003
                                   (Unaudited)

   CRT9/03S

Item 2:    Code of Ethics

Not applicable at this time.

Item 3:    Audit Committee Financial Expert

Not applicable at this time.

Item 4:    Principal Accountant Fees and Services

Not applicable at this time.

Item 5:    Audit Committee of Listed Registrants

Not applicable.

Item 6:    Reserved

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8:    Reserved

Item 9:    Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 10:   Exhibits

(a)(1)   Not applicable at this time.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002, and 18 U.S.C. ss.1350.

                                      SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Cortland Trust, Inc.

By (Signature and Title)*        /s/ Rosanne Holtzer
                                 Rosanne Holtzer, Secretary

Date December 1, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Steven W. Duff
                                 Steven W. Duff, Chief Executive Officer
Date December 1, 2003

By (Signature and Title)*        /s/ Richard DeSanctis
                                 Richard DeSanctis, Chief Financial Officer
Date December 1, 2003

* Print the name and title of each signing officer under his or her signature.